Social Security and Other Taxes	12 Months Ended
Dec. 31, 2019
Social Security and Other Taxes
Social Security and Other Taxes

9. Social Security and Other Taxes

	December 31,	December 31,
	2019	2018
	(€ in thousands)
Value added tax	557	311
Wage tax	293	932
	850	1,243

All receivables are considered short-term and due within one year.